KEELEY Mid Cap Dividend Value Fund
Schedule of Investments—June 30, 2022 (Unaudited)
1
Shares
Market
Value
COMMON STOCKS  — 98.4%
Automotive: Parts and Accessories  — 1.9%
30,446 Allison Transmission Holdings Inc. ................. $ 1,170,649
13,551 Autoliv Inc. ......................................................... 969,845
2,140,494
Banking  — 0.5%
33,873 Umpqua Holdings Corp. .................................. 568,050
Broadcasting  — 1.4%
9,565 Nexstar Media Group Inc., Cl. A ...................... 1,557,947
Building and Construction  — 3.2%
22,955 Fortune Brands Home & Security Inc. ............. 1,374,546
43,992 KB Home ............................................................ 1,252,012
7,570 Vulcan Materials Co. ......................................... 1,075,697
3,702,255
Business Services  — 5.7%
62,372 Hudson Pacific Properties Inc., REIT ............... 925,601
14,028 Iron Mountain Inc., REIT .................................. 683,023
22,287 Lamar Advertising Co., Cl. A, REIT ................. 1,960,587
21,764 Omnicom Group Inc. ......................................... 1,384,408
12,818 Quanta Services Inc. .......................................... 1,606,608
6,560,227
Computer Software and Services  — 4.1%
24,442 CDK Global Inc. ................................................. 1,338,688
85,340 NortonLifeLock Inc. .......................................... 1,874,067
16,548 TD SYNNEX Corp. ............................................ 1,507,523
4,720,278
Consumer Products  — 2.7%
25,666 Brunswick Corp. ................................................ 1,678,043
16,738 Hasbro Inc. ......................................................... 1,370,508
3,048,551
Consumer Services  — 1.3%
21,653 Equity LifeStyle Properties Inc., REIT .............. 1,525,887
Containers and Packaging  — 0.8%
152,824 Ardagh Metal Packaging SA ............................. 932,226
Diversified Industrial  — 6.7%
19,954 Crane Holdings Co. ........................................... 1,747,172
141,633 GrafTech International Ltd. .............................. 1,001,345
20,405 ITT Inc. ............................................................... 1,372,032
34,536 Jabil Inc. .............................................................. 1,768,589
58,345 nVent Electric plc ............................................... 1,827,949
7,717,087
Electronics  — 2.4%
7,631 Agilent Technologies Inc. .................................. 906,334
13,703 Dolby Laboratories Inc., Cl. A .......................... 980,587
9,780 Skyworks Solutions Inc. .................................... 906,019
2,792,940
Energy and Utilities  — 17.7%
22,956 Black Hills Corp. ................................................ 1,670,508
54,494 ChampionX Corp. .............................................. 1,081,706
23,272 Chesapeake Energy Corp. ................................. 1,887,359
21,162 Devon Energy Corp. .......................................... 1,166,238
16,016 Diamondback Energy Inc. ................................. 1,940,339
25,584 Evergy Inc. ......................................................... 1,669,356
32,780 Exelon Corp. ....................................................... 1,485,590
60,418 MDU Resources Group Inc. .............................. 1,630,682
46,307 NRG Energy Inc. ................................................ 1,767,538
Shares
Market
Value
49,338 OGE Energy Corp. ............................................. $ 1,902,473
7,041 Pioneer Natural Resources Co. ......................... 1,570,706
36,823 UGI Corp. ........................................................... 1,421,736
9,783 Valero Energy Corp. .......................................... 1,039,737
20,233,968
Equipment and Supplies  — 0.8%
17,854 The Timken Co. .................................................. 947,155
Financial Services  — 15.7%
44,793 Air Lease Corp. .................................................. 1,497,430
6,456 Ameriprise Financial Inc. .................................. 1,534,462
3,907 Arthur J. Gallagher & Co. ................................. 636,997
19,049 Comerica Inc. ..................................................... 1,397,816
16,100 Discover Financial Services ............................... 1,522,738
66,952 Equitable Holdings Inc. ..................................... 1,745,439
23,592 Popular Inc. ........................................................ 1,814,932
19,606 Prosperity Bancshares Inc. ................................ 1,338,502
6,855 Reinsurance Group of America Inc. ................. 804,023
21,211 SouthState Corp. ................................................ 1,636,429
37,780 Synovus Financial Corp. ................................... 1,361,969
59,998 Virtu Financial Inc., Cl. A .................................. 1,404,553
20,723 Voya Financial Inc. ............................................ 1,233,640
17,928,930
Food and Beverage  — 4.5%
46,345 Conagra Brands Inc. .......................................... 1,586,853
19,137 Lamb Weston Holdings Inc. ............................. 1,367,530
39,638 Molson Coors Beverage Co., Cl. B .................... 2,160,667
5,115,050
Health Care  — 10.1%
3,739 Chemed Corp. .................................................... 1,755,049
22,180 Embecta Corp.† .................................................. 561,598
19,449 Encompass Health Corp. .................................. 1,090,116
47,256 Organon & Co. ................................................... 1,594,890
51,932 Perrigo Co. plc ................................................... 2,106,881
101,002 Sabra Health Care REIT Inc. ............................. 1,410,998
26,264 The Ensign Group Inc. ...................................... 1,929,616
10,839 Universal Health Services Inc., Cl. B ................ 1,091,596
11,540,744
Hotels and Gaming  — 3.4%
7,015 Marriott Vacations Worldwide Corp. .............. 815,143
63,762 VICI Properties Inc., REIT ................................. 1,899,470
18,332 Wyndham Hotels & Resorts Inc. ...................... 1,204,779
3,919,392
Machinery  — 2.7%
30,445 BWX Technologies Inc. ...................................... 1,677,215
17,588 Oshkosh Corp. ................................................... 1,444,678
3,121,893
Metals and Mining  — 1.7%
14,568 Franco-Nevada Corp. ........................................ 1,916,858
Real Estate  — 1.0%
33,157 Highwoods Properties Inc., REIT ..................... 1,133,638
Retail  — 3.9%
27,310 Bath & Body Works Inc. .................................... 735,185
88,471 Brixmor Property Group Inc., REIT ................. 1,787,999
16,887 PVH Corp. .......................................................... 960,870
35,352 Victoria's Secret & Co.† ..................................... 988,796
4,472,850

KEELEY Mid Cap Dividend Value Fund
Schedule of Investments (Continued)—June 30, 2022 (Unaudited)
2
__________
Shares
Market
Value
COMMON STOCKS (Continued)
Specialty Chemicals  — 6.2%
14,346 Ashland Global Holdings Inc. .......................... $ 1,478,355
12,831 FMC Corp. .......................................................... 1,373,045
47,344 Olin Corp. ........................................................... 2,191,080
15,702 RPM International Inc. ...................................... 1,236,062
28,694 Valvoline Inc. ..................................................... 827,248
7,105,790
TOTAL COMMON STOCKS ......................... 112,702,210
SHORT TERM INVESTMENT  — 1.6%
Other Investment Companies  — 1.6%
1,784,580 Fidelity Government Portfolio, Cl. I, 1.210%* . 1,784,580
TOTAL INVESTMENTS — 100.0%
(Cost $92,660,010) ........................................... $ 114,486,790
* 1 day yield as of June 30, 2022.
† Non-income producing security.
REIT Real Estate Investment Trust